Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Australia — 4.2%
23,463	WiseTech Global Ltd.	$1,209,940
	Belgium — 1.7%
8,123	Anheuser-Busch InBev SA	499,414
	Brazil — 9.8%
314,845	Ambev SA, ADR	733,589
1,069	MercadoLibre, Inc.(a)	2,085,480
		2,819,069
	Canada — 4.0%
11,954	Shopify, Inc., Class A(a)	1,140,232
	China — 23.4%
3,443	Alibaba Group Holding Ltd., ADR(b)	455,268
4,208	Baidu, Inc., ADR(a)(b)	387,262
58,600	Budweiser Brewing Co. APAC Ltd.	70,627
3,200	Kweichow Moutai Co. Ltd., Class A	687,952
3,644	NXP Semiconductors NV	692,579
24,400	Tencent Holdings Ltd.	1,559,060
24,355	Trip.com Group Ltd., ADR(b)	1,548,491
40,904	Vipshop Holdings Ltd., ADR(a)(b)	641,375
12,344	Yum China Holdings, Inc.(b)	642,629
		6,685,243
	Denmark — 4.4%
18,411	Novo Nordisk AS, Class B	1,258,913
	France — 6.4%
2,504	EssilorLuxottica SA	721,574
1,109	LVMH Moet Hennessy Louis Vuitton SE	686,780
6,376	Sodexo SA	409,525
		1,817,879
	Germany — 5.2%
5,604	SAP SE	1,501,590
	Japan — 2.8%
24,500	FANUC Corp.	667,521
15,600	Unicharm Corp.	124,250
		791,771
	Macau — 0.5%
35,000	Galaxy Entertainment Group Ltd.	136,779
	Netherlands — 5.8%
1,091	Adyen NV(a)	1,672,279
Shares	Description	Value (†)
	Switzerland — 3.8%
6,587	CRISPR Therapeutics AG(a)	$224,156
7,752	Novartis AG, (Registered)	861,013
		1,085,169
	United Kingdom — 4.9%
6,516	Diageo PLC	170,280
9,580	Reckitt Benckiser Group PLC	647,804
9,778	Unilever PLC	582,592
		1,400,676
	United States — 21.4%
9,395	ARM Holdings PLC, ADR(a)	1,003,292
7,408	Block, Inc.(a)	402,477
13,988	Doximity, Inc., Class A(a)	811,724
17,997	Experian PLC	833,896
6,882	Nestle SA, (Registered)	695,471
3,227	Roche Holding AG	1,062,095
5,091	Tesla, Inc.(a)	1,319,383
		6,128,338
	Total Common Stocks (Identified Cost $24,589,494)	28,147,292

Principal Amount
Short-Term Investments — 1.4%
$386,825	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $386,852 on 4/01/2025 collateralized by $386,000 U.S. Treasury Note, 4.375% due 1/31/2032 valued at $394,764 including accrued interest(c) (Identified Cost $386,825)	386,825
	Total Investments — 99.7% (Identified Cost $24,976,319)	28,534,117
	Other assets less liabilities — 0.3%	96,879
	Net Assets — 100.0%	$28,630,996

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,209,940	$ —	$1,209,940
Belgium	—	499,414	—	499,414
China	4,367,604	2,317,639	—	6,685,243
Denmark	—	1,258,913	—	1,258,913
France	409,525	1,408,354	—	1,817,879
Germany	—	1,501,590	—	1,501,590
Japan	—	791,771	—	791,771
Macau	—	136,779	—	136,779
Netherlands	—	1,672,279	—	1,672,279
Switzerland	224,156	861,013	—	1,085,169
United Kingdom	—	1,400,676	—	1,400,676
United States	3,536,876	2,591,462	—	6,128,338
All Other Common Stocks(a)	3,959,301	—	—	3,959,301
Total Common Stocks	12,497,462	15,649,830	—	28,147,292
Short-Term Investments	—	386,825	—	386,825
Total Investments	$12,497,462	$16,036,655	$—	$28,534,117

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2025 (Unaudited)
Broadline Retail	11.1%
Pharmaceuticals	11.1
Hotels, Restaurants & Leisure	9.6
Software	9.4
Beverages	7.5
Financial Services	7.2
Interactive Media & Services	6.9
Semiconductors & Semiconductor Equipment	5.9
Automobiles	4.6
IT Services	4.0
Professional Services	2.9
Health Care Technology	2.9
Household Products	2.8
Health Care Equipment & Supplies	2.5
Food Products	2.4
Textiles, Apparel & Luxury Goods	2.4
Machinery	2.3
Personal Care Products	2.0
Biotechnology	0.8
Short-Term Investments	1.4
Total Investments	99.7
Other assets less liabilities	0.3
Net Assets	100.0%

Currency Exposure Summary at March 31, 2025 (Unaudited)
United States Dollar	43.6%
Euro	21.1
Swiss Franc	9.1
Hong Kong Dollar	6.3
British Pound	5.8
Danish Krone	4.4
Australian Dollar	4.2
Japanese Yen	2.8
Yuan Renminbi	2.4
Total Investments	99.7
Other assets less liabilities	0.3
Net Assets	100.0%